CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	1,545,664	1,419,699
Property, plant and equipment	1,828,784	1,575,200
Investments and other financial assets	80,822	67,671
Deferred tax assets	236,791	217,553
Total non-current assets	4,477,243	4,065,305
Inventories	1,088,194	948,514
Trade receivables	349,176	261,380
Receivables from financing activities	1,661,632	1,451,158
Tax receivables	15,918	11,616
Other current assets	137,763	130,228
Current financial assets	25,006	61,130
Cash and cash equivalents	1,742,214	1,121,981
Total current assets	5,019,903	3,986,007
Total assets	9,497,146	8,051,312
Equity and liabilities
Equity attributable to owners of the parent	3,533,946	3,060,888
Non-controlling interests	9,292	9,734
Total equity	3,543,238	3,070,622
Employee benefits	134,147	123,045
Provisions	206,212	187,276
Deferred tax liabilities	110,016	136,846
Debt	3,351,888	2,477,186
Other liabilities	1,106,221	1,022,967
Other financial liabilities	61,894	13,539
Trade payables	945,657	930,560
Tax payables	37,873	89,271
Total equity and liabilities	€ 9,497,146	€ 8,051,312